DIVIDENDS AND INTEREST ON EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
DIVIDENDS AND INTEREST ON EQUITY
Schedule of breakdown of dividend and interest on equity

	12.31.19	12.31.18
Telefónica Latinoamérica Holding	787,823	952,217
Telefónica	948,662	1,146,619
SP Telecomunicações Participações	598,064	722,862
Telefónica Chile	1,667	2,015
Non-controlling interest	1,251,201	1,349,203
Total	3,587,417	4,172,916

Schedule of changes in dividend and interest on equity

Balance on 12.31.17	2,396,116
Supplementary dividends for 2017	2,191,864
Interim interest on equity (net of IRRF)	3,867,500
Unclaimed dividends and interest on equity	(152,770)
Payment of dividends and interest on equity	(4,136,878)
IRRF on shareholders exempt/immune from interest on equity	7,084
Balance on 12.31.18	4,172,916
Supplementary dividends for 2018	2,468,684
Interim interest on equity (net of IRRF) and dividends	3,199,800
Unclaimed dividends and interest on equity	(82,898)
Payment of dividends and interest on equity	(6,176,842)
IRRF on shareholders exempt/immune from interest on equity	5,757
Balance on 12.31.19	3,587,417